Annual Total Returns [BarChart] - Voya MidCap Opportunities Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(1.05%)
2012	13.61%
2013	31.34%
2014	8.29%
2015	(0.04%)
2016	6.78%
2017	24.49%
2018	(7.98%)
2019	28.68%
2020	40.50%